Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BLACKROCK MULTI STATE MUNICIPAL SERIES TRUST
Entity Central Index Key	0000774013
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000199769 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Class K Shares
Trading Symbol	MKNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Class K Shares returned 7.55%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 7.03%.
What contributed to performance?
Positions in tax-backed sectors were the primary drivers of the Fund’s positive absolute return, with additional support from allocations to education and transportation.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	7.55%	1.02%	2.44%
Bloomberg Municipal Bond Index	6.67	0.92	2.21
New Jersey Customized Reference Benchmark	7.03	1.40	N/A

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 318,448,221
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 1,103,145
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$318,448,221
Number of Portfolio Holdings	200
Net Investment Advisory Fees	$1,103,145
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.2%
Education	16.2%
County/City/Special District/School District	13.7%
State	11.7%
Health	8.9%
Corporate	7.0%
Housing	6.1%
Tobacco	2.2%
Utilities	—	%(c)
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	3.5%
AA/Aa	41.4%
A	40.1%
BBB/Baa	4.1%
BB/Ba	2.5%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000038247 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Investor C Shares
Trading Symbol	MFNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$162	1.57%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Investor C Shares returned 6.43%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 7.03%.
What contributed to performance?
Positions in tax-backed sectors were the primary drivers of the Fund’s positive absolute return, with additional support from allocations to education and transportation.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	6.43%	(0.04)%	1.54%
Investor C Shares (with sales charge)	5.43	(0.04)	1.54
Bloomberg Municipal Bond Index	6.67	0.92	2.21
New Jersey Customized Reference Benchmark	7.03	1.40	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 318,448,221
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 1,103,145
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$318,448,221
Number of Portfolio Holdings	200
Net Investment Advisory Fees	$1,103,145
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.2%
Education	16.2%
County/City/Special District/School District	13.7%
State	11.7%
Health	8.9%
Corporate	7.0%
Housing	6.1%
Tobacco	2.2%
Utilities	—	%(c)
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	3.5%
AA/Aa	41.4%
A	40.1%
BBB/Baa	4.1%
BB/Ba	2.5%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000011309 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Investor A1 Shares
Trading Symbol	MDNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Investor A1 Shares returned 7.28%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 7.03%.
What contributed to performance?
Positions in tax-backed sectors were the primary drivers of the Fund’s positive absolute return, with additional support from allocations to education and transportation.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	7.28%	0.87%	2.30%
Bloomberg Municipal Bond Index	6.67	0.92	2.21
New Jersey Customized Reference Benchmark	7.03	1.40	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 318,448,221
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 1,103,145
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$318,448,221
Number of Portfolio Holdings	200
Net Investment Advisory Fees	$1,103,145
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.2%
Education	16.2%
County/City/Special District/School District	13.7%
State	11.7%
Health	8.9%
Corporate	7.0%
Housing	6.1%
Tobacco	2.2%
Utilities	—	%(c)
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	3.5%
AA/Aa	41.4%
A	40.1%
BBB/Baa	4.1%
BB/Ba	2.5%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038245 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Investor A Shares
Trading Symbol	MENJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Investor A Shares returned 7.22%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 7.03%.
What contributed to performance?
Positions in tax-backed sectors were the primary drivers of the Fund’s positive absolute return, with additional support from allocations to education and transportation.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	7.22%	0.72%	2.15%
Investor A Shares (with sales charge)	2.66	(0.15)	1.71
Bloomberg Municipal Bond Index	6.67	0.92	2.21
New Jersey Customized Reference Benchmark	7.03	1.40	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 318,448,221
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 1,103,145
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$318,448,221
Number of Portfolio Holdings	200
Net Investment Advisory Fees	$1,103,145
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.2%
Education	16.2%
County/City/Special District/School District	13.7%
State	11.7%
Health	8.9%
Corporate	7.0%
Housing	6.1%
Tobacco	2.2%
Utilities	—	%(c)
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	3.5%
AA/Aa	41.4%
A	40.1%
BBB/Baa	4.1%
BB/Ba	2.5%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038248 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Service Shares
Trading Symbol	MSNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Service Shares returned 7.12%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 7.03%.
What contributed to performance?
Positions in tax-backed sectors were the primary drivers of the Fund’s positive absolute return, with additional support from allocations to education and transportation.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	7.12%	0.71%	2.15%
Bloomberg Municipal Bond Index	6.67	0.92	2.21
New Jersey Customized Reference Benchmark	7.03	1.40	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 318,448,221
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 1,103,145
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$318,448,221
Number of Portfolio Holdings	200
Net Investment Advisory Fees	$1,103,145
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.2%
Education	16.2%
County/City/Special District/School District	13.7%
State	11.7%
Health	8.9%
Corporate	7.0%
Housing	6.1%
Tobacco	2.2%
Utilities	—	%(c)
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	3.5%
AA/Aa	41.4%
A	40.1%
BBB/Baa	4.1%
BB/Ba	2.5%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000011312 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Institutional Shares
Trading Symbol	MANJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Institutional Shares returned 7.39%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the New Jersey Customized Reference Benchmark, returned 7.03%.
What contributed to performance?
Positions in tax-backed sectors were the primary drivers of the Fund’s positive absolute return, with additional support from allocations to education and transportation.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	7.39%	0.97%	2.40%
Bloomberg Municipal Bond Index	6.67	0.92	2.21
New Jersey Customized Reference Benchmark	7.03	1.40	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 318,448,221
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 1,103,145
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$318,448,221
Number of Portfolio Holdings	200
Net Investment Advisory Fees	$1,103,145
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	34.2%
Education	16.2%
County/City/Special District/School District	13.7%
State	11.7%
Health	8.9%
Corporate	7.0%
Housing	6.1%
Tobacco	2.2%
Utilities	—	%(c)
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	3.5%
AA/Aa	41.4%
A	40.1%
BBB/Baa	4.1%
BB/Ba	2.5%
N/R	8.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000011320 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Institutional Shares
Trading Symbol	MAPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Institutional Shares returned 7.54%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 6.73%.
What contributed to performance?
At the sector level, the Fund’s holdings in the healthcare and transportation sectors made the largest contributions to performance.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA and A rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	7.54%	0.58%	1.90%
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Pennsylvania Customized Reference Benchmark	6.73	1.01	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 302,640,437
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 1,254,572
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$302,640,437
Number of Portfolio Holdings	143
Net Investment Advisory Fees	$1,254,572
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	20.5%
Health	19.7%
Education	18.3%
Housing	13.9%
County/City/Special District/School District	12.3%
Utilities	7.9%
State	3.7%
Corporate	2.9%
Tobacco	0.8%
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AA/Aa	55.4%
A	17.8%
BBB/Baa	10.4%
BB/Ba	3.1%
B	0.4%
N/R	12.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000038306 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Service Shares
Trading Symbol	MSPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Service Shares returned 7.27%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 6.73%.
What contributed to performance?
At the sector level, the Fund’s holdings in the healthcare and transportation sectors made the largest contributions to performance.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA and A rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	7.27%	0.33%	1.65%
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Pennsylvania Customized Reference Benchmark	6.73	1.01	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 302,640,437
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 1,254,572
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$302,640,437
Number of Portfolio Holdings	143
Net Investment Advisory Fees	$1,254,572
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	20.5%
Health	19.7%
Education	18.3%
Housing	13.9%
County/City/Special District/School District	12.3%
Utilities	7.9%
State	3.7%
Corporate	2.9%
Tobacco	0.8%
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AA/Aa	55.4%
A	17.8%
BBB/Baa	10.4%
BB/Ba	3.1%
B	0.4%
N/R	12.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000038303 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Investor A Shares
Trading Symbol	MEPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Investor A Shares returned 7.28%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 6.73%.
What contributed to performance?
At the sector level, the Fund’s holdings in the healthcare and transportation sectors made the largest contributions to performance.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA and A rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	7.28%	0.34%	1.65%
Investor A Shares (with sales charge)	2.72	(0.53)	1.21
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Pennsylvania Customized Reference Benchmark	6.73	1.01	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 302,640,437
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 1,254,572
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$302,640,437
Number of Portfolio Holdings	143
Net Investment Advisory Fees	$1,254,572
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	20.5%
Health	19.7%
Education	18.3%
Housing	13.9%
County/City/Special District/School District	12.3%
Utilities	7.9%
State	3.7%
Corporate	2.9%
Tobacco	0.8%
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AA/Aa	55.4%
A	17.8%
BBB/Baa	10.4%
BB/Ba	3.1%
B	0.4%
N/R	12.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000011317 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Investor A1 Shares
Trading Symbol	MDPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Investor A1 Shares returned 7.43%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 6.73%.
What contributed to performance?
At the sector level, the Fund’s holdings in the healthcare and transportation sectors made the largest contributions to performance.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA and A rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	7.43%	0.48%	1.79%
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Pennsylvania Customized Reference Benchmark	6.73	1.01	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 302,640,437
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 1,254,572
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$302,640,437
Number of Portfolio Holdings	143
Net Investment Advisory Fees	$1,254,572
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	20.5%
Health	19.7%
Education	18.3%
Housing	13.9%
County/City/Special District/School District	12.3%
Utilities	7.9%
State	3.7%
Corporate	2.9%
Tobacco	0.8%
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AA/Aa	55.4%
A	17.8%
BBB/Baa	10.4%
BB/Ba	3.1%
B	0.4%
N/R	12.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000038305 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Investor C Shares
Trading Symbol	MFPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$173	1.68%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Investor C Shares returned 6.48%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 6.73%.
What contributed to performance?
At the sector level, the Fund’s holdings in the healthcare and transportation sectors made the largest contributions to performance.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA and A rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	6.48%	(0.42)%	1.04%
Investor C Shares (with sales charge)	5.48	(0.42)	1.04
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Pennsylvania Customized Reference Benchmark	6.73	1.01	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 302,640,437
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 1,254,572
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$302,640,437
Number of Portfolio Holdings	143
Net Investment Advisory Fees	$1,254,572
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	20.5%
Health	19.7%
Education	18.3%
Housing	13.9%
County/City/Special District/School District	12.3%
Utilities	7.9%
State	3.7%
Corporate	2.9%
Tobacco	0.8%
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AA/Aa	55.4%
A	17.8%
BBB/Baa	10.4%
BB/Ba	3.1%
B	0.4%
N/R	12.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000199770 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Class K Shares
Trading Symbol	MKPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Class K Shares returned 7.60%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 6.67% and the Fund’s customized reference benchmark, the Pennsylvania Customized Reference Benchmark, returned 6.73%.
What contributed to performance?
At the sector level, the Fund’s holdings in the healthcare and transportation sectors made the largest contributions to performance.
From a maturity perspective, longer-duration bonds—particularly those in the 15–30 year range—outperformed on the strength of their higher sensitivity to interest-rate movements.
With respect to credit ratings, AA and A rated securities made the largest contribution due to their sizable portfolio weighting. Lower-rated securities, while a smaller portion of the portfolio, also made a meaningful contribution given their outperformance relative to the market as a whole.
In terms of coupons, bonds in the 4% to 5.25% range were the primary drivers of absolute return due to their large portfolio allocation. Lower-coupon bonds, which generally outperformed higher-coupon issues as a result of their higher interest rate sensitivity, also contributed. The Fund’s cash position had no material impact on performance.
What detracted from performance?
At a time of robust performance for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few individual holdings detracted. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	7.60%	0.63%	1.94%
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Pennsylvania Customized Reference Benchmark	6.73	1.01	N/A

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 302,640,437
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 1,254,572
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$302,640,437
Number of Portfolio Holdings	143
Net Investment Advisory Fees	$1,254,572
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	20.5%
Health	19.7%
Education	18.3%
Housing	13.9%
County/City/Special District/School District	12.3%
Utilities	7.9%
State	3.7%
Corporate	2.9%
Tobacco	0.8%
Construction & Engineering	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AA/Aa	55.4%
A	17.8%
BBB/Baa	10.4%
BB/Ba	3.1%
B	0.4%
N/R	12.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to financing activities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports